EQUITY - OUTSTANDING RSUS (Details)		4 Months Ended	5 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
		Apr. 19, 2018	Jun. 02, 2017	Jul. 01, 2016 shares	Oct. 03, 2016	Oct. 01, 2015	Dec. 31, 2018 USD ($) shares		Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares		Jul. 03, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Treasury Stock Shares Acquired							1,106,158
Purchase Of Treasury Shares | $							$ (8,178,000)
Treasury Stock Acquired Average Cost Per Share | $							$ 7.39
2014 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding											871,649
Forfeited	[1]										(871,649,000)
Vested											0
2017 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding							861,863
2018 plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding							1,060,220
Time Restricted Stock Units ("RSU") (equity settled) | 2014 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding									0	119,634	119,634
Forfeited									(15,880)		(15,880,000)	[2]
Vested									(103,754)		(103,754,000)	[3]
Number Of Other Equity Instruments Exercised Or Vested In Sharebased Payment Arrangement						125,509
Number Of Instruments Other Equity Instruments Granted						0
Time Restricted Stock Units ("RSU") (equity settled) | 2016 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding							1,109,338		1,148,625	1,367,896
Forfeited							(39,287)	[4]	(219,271)
Number Of Other Equity Instruments Exercised Or Vested In Sharebased Payment Arrangement					157,925
Time Restricted Stock Units ("RSU") (equity settled) | 2016 Extraordinary Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding				82,157			0			0
Forfeited										(27,986)
Vested				(54,171) [5]						(54,171)
Granted				82,157						82,157
Time Restricted Stock Units ("RSU") (equity settled) | 2017 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding							815,693		861,863				886,187
Forfeited	[6]						(24,324)
Number Of Instruments Other Equity Instruments Granted			29,300
ShareBasedCompensationArrangementByShareBasedPaymentAwardAwardVestingPeriod			1
Time Restricted Stock Units ("RSU") (equity settled) | 2018 plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding							1,060,220
Number Of Instruments Other Equity Instruments Granted		23,232
ShareBasedCompensationArrangementByShareBasedPaymentAwardAwardVestingPeriod		1
Performance RSU (equity settled) | 2014 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding									0	871,649
Forfeited									(871,649)

[1]	(*) RSUs are forfeited during the year due to employees failing to satisfy the service or non-market performance conditions.
[2]	(*) RSUs are forfeited during the year due to employees failing to satisfy the service or non-market performance conditions.
[3]	(**) As of October 1, 2016, a total of 103,754 Time RSUs of the Time Restricted Stock Unit Award Agreement became vested and were exercised.
[4]	(*) RSUs are forfeited during the year due to employees failing to satisfy the service conditions.
[5]	(*) As of October 1, 2016, a total of 54,171 Time RSUs of the Time Restricted Stock Unit Award Agreement became vested and were exercised.
[6]	(*) RSUs are forfeited during the year due to employees failing to satisfy the service conditions.